INCOME TAX (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Corporate tax rate (as a percent)	25.00%			25.00%	26.50%	26.50%
Change in corporate tax rate (as a percent)	1.50%					1.50%
Other carryforward				$ 4,067
Operating loss carryforward, subject to limitations				3,413
Deferred Tax Assets, Valuation Allowance				10,471	$ 5,213
Scenario, Forecast [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)		23.00%	24.00%
Domestic [Member]
Income Tax [Line Items]
Operating loss carryforward				23,100
Deferred Tax Assets, Valuation Allowance				4,867	0
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward				13,800
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward				14,411
Deferred Tax Assets, Valuation Allowance				$ 5,604	$ 5,213